Note 12 - Subsequent Event	3 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Subsequent Events [Text Block]
12.	Subsequent events

On
April 26, 2019,
the Company entered into an agreement with Shenzhen Sangel Zhichuang Investment Co., Ltd., to borrow
$1,000,
which bears an annual interest rate of
15%
and is guaranteed by the Founder, Mr. Linqing Jia. The Company has fully drawn down the loan of
$1,000
in
April 2019.

On
May 21, 2019,
the Company entered into a sales agreement with Jefferies LLC (“Jefferies”) to act as an agent in selling the Company’s ordinary shares in an at-the-market offering program up to an aggregate offering proceeds of
$30,000
on mutually agreed terms. As of
July 9, 2019,
the Company has received gross proceeds of
$12,920
on those ordinary shares already sold.

In
June
and
July 2019,
certain investors entered into investment agreements with Wanchunbulin to invest
$14,537
(
RMB100,000
) in total for
4.76%
equity interest of Wanchunbulin.
To date, the above transactions have
not
yet been completed.